Stockholders' Equity Note (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Series A preferred stock issued	97,850	200,000
Value of Series A preferred stock issued, per share		$ 10
Series A preferred stock proceeds	$ 978,500	$ 2,000,000
Series B preferred stock converted common stock	70,750
Common stock converted from Series B preferred stock	790,417
Series B preferred stock dividend payable	440,287
Value of the Class A Warrants	1,087,881
Proceeds allocated to Class A Warrants	497,792
Preferred stock proceeds	2,000,000
Amortized dividend expense, Clpreferred stock	497,792
Additional dividend expense, preferred stock	35,202
Common stock issued upon conversion of debt	1,220,501
Amount of debt converted into common stock	1,464,313
Common stock issued upon conversion of preferred stock and accrued dividends	790,417
Preferred stock converted for common stock	70,750
Accrued preferred dividends converted into common stock	111,924
Common stock issued to purchase certain solar projects	366,529
Value of common stock issued for purchase of solar projects	486,650
Cancellation of common stock for termination technology rights	75,000
Value of technology rights for which common stock was cancelled	253,917
Share of common stock issued for consulting services	370,741	743,903
Value of common stock issued for consulting services	497,429	973,150
Common stock issued upon exercise of warrants and options	467,723
Value of warrants and options exercised for common stock	128,611
Common stock cancelled upon warrant exercise	84,180
Common stock issued for subscription receivable	877,364
Common stock issued to acquire subsidiaries		5,779,762
Common stock issued, value of subsidiaries		7,537,817
Common stock issued for technology rights		150,000
Value of technology rights for which common stock was issued		177,000
Share of common stock issued as employee incentives		66,667
Value of common stock issued for employee incentives		114,667
Common stock issued upon exercise of options		34,805
Value of options exercised for common stock		18,000
Common stock cancelled upon cancellation of options		72,813
Value of options cancelled		95,785
Stock purchase options granted, 2009 Incentive Stock Plan	372,970	547,791
Stock purchase warrants granted to directors	1,212,500
Stock purchase warrants granted to executive employees	900,000	2,500,000
Stock purchase warrants granted to consultants	4,035,000	160,000
Stock purchase warrants granted to placement agents	146,750	69,000
Stock purchase warrants issued for Class A preferred stock		1,489,250
Compensation expense	4,307,594	7,809,893
Compensation costs related to nonvested share-based compensation	$ 1,328,375	$ 412,389